LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of weighted-average remaining lease term and discount rate
Year ended
December 31, 2023

Weighted average remaining lease term	2.19
Weighted average discount (annual) rate	5.32%

Schedule of operating leases
December 31, 2023

2024	690
2025	631
2026	115

Total operating lease payments	1,436
Less: imputed interest	85

Present value of lease liabilities	1,351
Lease liabilities, current	632
Lease liabilities, non- current	719

Present value of lease liabilities	1,351